Property, Plant and Equipment	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of March 31, 2024 and 2023:

	As of March 31,
	2024	2023

Machinery	$744,632	$775,503
Vehicles	224,727	236,268
Electric equipment	144,048	151,445
Office equipment	76,891	80,839
Leasehold improvement	1,560,897	1,641,060
Total property plant and equipment, at cost	2,751,194	2,885,115
Less: accumulated depreciation	(2,023,316)	(1,922,901)
Less: impairment provision	(399,033)	-
Total property, plant and equipment, net	$328,845	$962,214

Depreciation expenses were $195,788 and $242,230 for year ended March 31, 2024 and 2023, respectively. For the years ended March 31, 2024 and 2023, the Company recorded impairment provision for property, plant and equipment of $401,995 and $Nil, respectively.